Schedule of Investments (unaudited)
January 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	25,607	$ 5,404,101
General Dynamics Corp.	10,131	2,684,614
Huntington Ingalls Industries, Inc.	725	187,717
L3Harris Technologies, Inc.	7,573	1,578,365
Lockheed Martin Corp.	9,323	4,003,389
Northrop Grumman Corp.	6,382	2,851,222
RTX Corp.	60,921	5,551,121
Textron, Inc.	4,274	362,051
		22,622,580
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	4,941	415,488
Expeditors International of Washington, Inc.	3,606	455,546
FedEx Corp.	9,972	2,406,144
United Parcel Service, Inc., Class B	30,642	4,348,100
		7,625,278
Automobile Components — 0.0%
BorgWarner, Inc.	9,967	337,881
Automobiles — 0.5%
Ford Motor Co.	166,859	1,955,588
General Motors Co.	58,098	2,254,202
Rivian Automotive, Inc., Class A(a)(b)	28,240	432,354
		4,642,144
Banks — 6.3%
Bank of America Corp.	291,368	9,909,426
Citigroup, Inc.	81,011	4,550,388
Citizens Financial Group, Inc.	18,694	611,294
Fifth Third Bancorp	27,001	924,514
Huntington Bancshares, Inc.	58,817	748,740
JPMorgan Chase & Co.	122,365	21,335,561
KeyCorp	39,781	578,018
M&T Bank Corp.	6,988	965,043
PNC Financial Services Group, Inc. (The)	16,809	2,541,689
Regions Financial Corp.	39,518	737,801
Truist Financial Corp.	56,575	2,096,670
U.S. Bancorp	65,912	2,737,984
Wells Fargo & Co.	153,867	7,721,046
		55,458,174
Beverages — 2.3%
Coca-Cola Co. (The)	166,140	9,883,669
Constellation Brands, Inc., Class A	2,661	652,158
Keurig Dr Pepper, Inc.	40,710	1,279,922
Molson Coors Beverage Co., Class B	7,572	467,874
PepsiCo, Inc.	45,813	7,720,865
		20,004,488
Biotechnology — 3.4%
AbbVie, Inc.	74,802	12,297,449
Amgen, Inc.	22,675	7,125,845
Biogen, Inc.(a)	6,123	1,510,299
Gilead Sciences, Inc.	52,792	4,131,502
Moderna, Inc.(a)	13,635	1,377,817
Regeneron Pharmaceuticals, Inc.(a)	3,527	3,325,185
United Therapeutics Corp.(a)	1,999	429,345
		30,197,442
Broadline Retail — 0.1%
Coupang, Inc., Class A(a)	18,948	265,272
Security	Shares	Value
Broadline Retail (continued)
eBay, Inc.	13,324	$ 547,216
Etsy, Inc.(a)	1,937	128,927
		941,415
Building Products — 0.5%
A O Smith Corp.	2,024	157,083
Allegion PLC	1,830	226,719
Builders FirstSource, Inc.(a)	5,225	907,739
Carrier Global Corp.	18,437	1,008,688
Johnson Controls International PLC	14,561	767,219
Masco Corp.	9,542	642,081
Owens Corning	3,773	571,723
		4,281,252
Capital Markets — 4.7%
Ameriprise Financial, Inc.	1,833	709,059
Bank of New York Mellon Corp. (The)	32,454	1,799,899
BlackRock, Inc.(c)	6,076	4,704,708
Blackstone, Inc., Class A, NVS	30,089	3,744,576
Carlyle Group, Inc. (The)	8,716	348,814
Charles Schwab Corp. (The)	60,814	3,826,417
CME Group, Inc., Class A	15,252	3,139,472
Franklin Resources, Inc.	12,380	329,679
Goldman Sachs Group, Inc. (The)	13,816	5,305,482
Intercontinental Exchange, Inc.	18,090	2,303,400
KKR & Co., Inc., Class A	28,029	2,426,751
Moody’s Corp.	2,581	1,011,855
Morgan Stanley	53,686	4,683,567
Nasdaq, Inc.	11,676	674,522
Northern Trust Corp.	8,780	699,239
Raymond James Financial, Inc.	4,359	480,275
S&P Global, Inc.	7,510	3,367,108
State Street Corp.	12,987	959,350
T Rowe Price Group, Inc.	9,436	1,023,334
		41,537,507
Chemicals — 2.2%
Air Products & Chemicals, Inc.	7,293	1,864,893
Albemarle Corp.	4,981	571,520
Celanese Corp., Class A	4,340	634,899
CF Industries Holdings, Inc.	7,559	570,780
Corteva, Inc.	18,304	832,466
Dow, Inc.	29,629	1,588,114
DuPont de Nemours, Inc.	8,686	536,795
Eastman Chemical Co.	5,031	420,340
Ecolab, Inc.	4,833	957,997
International Flavors & Fragrances, Inc.	10,856	875,862
Linde PLC	14,260	5,772,876
LyondellBasell Industries NV, Class A	10,996	1,034,943
Mosaic Co. (The)	13,873	426,040
PPG Industries, Inc.	4,618	651,323
RPM International, Inc.	1,955	208,520
Sherwin-Williams Co. (The)	7,141	2,173,578
Westlake Corp.	757	104,731
		19,225,677
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,199	724,879
Clean Harbors, Inc.(a)	764	128,322
Republic Services, Inc.	5,276	902,829
Veralto Corp.	3,558	272,863
Waste Management, Inc.	10,952	2,033,020
		4,061,913

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment — 1.2%
Cisco Systems, Inc.	172,163	$ 8,639,139
F5, Inc.(a)	1,387	254,792
Juniper Networks, Inc.	13,534	500,217
Motorola Solutions, Inc.	3,197	1,021,441
		10,415,589
Construction & Engineering — 0.1%
AECOM	3,631	320,218
EMCOR Group, Inc.	808	184,313
Quanta Services, Inc.	1,654	320,958
		825,489
Consumer Finance — 0.9%
American Express Co.	24,546	4,927,364
Capital One Financial Corp.	15,608	2,112,075
Discover Financial Services	5,117	539,946
Synchrony Financial	16,744	650,839
		8,230,224
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Class A	17,630	374,109
BJ’s Wholesale Club Holdings, Inc.(a)	2,964	190,704
Casey’s General Stores, Inc.	480	130,253
Costco Wholesale Corp.	9,132	6,345,644
Dollar General Corp.	9,256	1,222,440
Dollar Tree, Inc.(a)	5,436	710,050
Kroger Co. (The)	28,230	1,302,532
Target Corp.	19,564	2,720,961
U.S. Foods Holding Corp.(a)	4,156	191,218
Walgreens Boots Alliance, Inc.	30,423	686,647
Walmart, Inc.	61,466	10,157,256
		24,031,814
Containers & Packaging — 0.4%
Amcor PLC	60,517	570,675
Avery Dennison Corp.	1,962	391,321
Ball Corp.	8,494	470,992
Crown Holdings, Inc.	3,169	280,456
International Paper Co.	13,996	501,477
Packaging Corp. of America	3,636	603,140
Westrock Co.	10,450	420,717
		3,238,778
Distributors — 0.1%
Genuine Parts Co.	3,616	507,072
LKQ Corp.	8,081	377,140
Pool Corp.	786	291,802
		1,176,014
Diversified Consumer Services — 0.0%
Service Corp. International	4,271	286,670
Diversified REITs — 0.1%
WP Carey, Inc.	9,236	572,263
Diversified Telecommunication Services — 1.5%
AT&T Inc.	302,933	5,358,885
Verizon Communications, Inc.	178,121	7,543,424
		12,902,309
Electric Utilities — 2.7%
Alliant Energy Corp.	10,845	527,718
American Electric Power Co., Inc.	22,235	1,737,443
Avangrid, Inc.	3,049	92,629
Duke Energy Corp.	32,677	3,131,437
Edison International	16,190	1,092,501
Entergy Corp.	8,967	894,548
Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	9,379	$ 476,172
Eversource Energy	14,718	798,010
Exelon Corp.	42,085	1,464,979
FirstEnergy Corp.	21,892	802,998
NextEra Energy, Inc.	86,841	5,091,488
NRG Energy, Inc.	5,815	308,428
PG&E Corp.	89,804	1,514,993
Pinnacle West Capital Corp.	4,824	332,373
PPL Corp.	31,351	821,396
Southern Co. (The)	44,440	3,089,469
Xcel Energy, Inc.	23,330	1,396,767
		23,573,349
Electrical Equipment — 0.6%
Eaton Corp. PLC	10,511	2,586,547
Emerson Electric Co.	24,082	2,209,042
Regal Rexnord Corp.	1,686	225,013
		5,020,602
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	15,183	1,535,001
Corning, Inc.	32,873	1,068,044
Flex Ltd.(a)	10,189	241,887
Jabil, Inc.	1,777	222,640
Keysight Technologies, Inc.(a)	3,885	595,415
TD SYNNEX Corp.	2,221	222,056
TE Connectivity Ltd.	6,692	951,536
Teledyne Technologies, Inc.(a)	797	333,521
Trimble, Inc.(a)	4,757	241,941
Zebra Technologies Corp., Class A(a)	1,159	277,638
		5,689,679
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	17,119	487,892
Schlumberger NV	31,982	1,557,523
		2,045,415
Entertainment — 0.6%
Electronic Arts, Inc.	4,144	570,131
Walt Disney Co. (The)	47,294	4,542,589
		5,112,720
Financial Services — 4.3%
Apollo Global Management, Inc.	7,217	724,587
Berkshire Hathaway, Inc., Class B(a)	76,806	29,473,534
Equitable Holdings, Inc.	13,496	441,184
Fidelity National Information Services, Inc.	25,171	1,567,147
Fiserv, Inc.(a)	15,521	2,201,964
FleetCor Technologies, Inc.(a)	1,116	323,562
Global Payments, Inc.	4,837	644,434
PayPal Holdings, Inc.(a)	36,124	2,216,207
		37,592,619
Food Products — 1.4%
Archer-Daniels-Midland Co.	22,462	1,248,438
Bunge Global SA	6,076	535,235
Campbell Soup Co.	8,456	377,391
Conagra Brands, Inc.	19,353	564,140
General Mills, Inc.	24,554	1,593,800
Hormel Foods Corp.	8,635	262,245
J M Smucker Co. (The)	4,509	593,159
Kellanova	11,200	613,312
Kraft Heinz Co. (The)	33,776	1,254,103
McCormick & Co., Inc., NVS	4,844	330,167

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	57,663	$ 4,340,294
Tyson Foods, Inc., Class A	11,452	627,112
		12,339,396
Gas Utilities — 0.1%
Atmos Energy Corp.	4,438	505,666
Ground Transportation — 1.6%
CSX Corp.	83,809	2,991,981
Knight-Swift Transportation Holdings, Inc.	6,403	367,404
Norfolk Southern Corp.	9,600	2,258,304
Uber Technologies, Inc.(a)	22,480	1,467,270
U-Haul Holding Co.(a)	140	9,276
U-Haul Holding Co., NVS	2,449	156,418
Union Pacific Corp.	25,802	6,293,882
XPO, Inc.(a)	2,404	205,398
		13,749,933
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	73,481	8,314,375
Align Technology, Inc.(a)	1,397	373,446
Baxter International, Inc.	21,555	833,963
Becton Dickinson & Co.	11,728	2,800,764
Boston Scientific Corp.(a)	30,913	1,955,557
Cooper Cos., Inc. (The)	895	333,862
GE HealthCare Technologies, Inc.	8,734	640,726
Hologic, Inc.(a)	10,187	758,320
Medtronic PLC	56,358	4,933,579
Stryker Corp.	8,021	2,690,885
Teleflex, Inc.	1,165	282,897
Zimmer Biomet Holdings, Inc.	8,433	1,059,185
		24,977,559
Health Care Providers & Services — 4.2%
Cardinal Health, Inc.	6,116	667,806
Cencora, Inc.	6,631	1,542,901
Centene Corp.(a)	22,520	1,695,981
Chemed Corp.	199	117,965
Cigna Group (The)	11,832	3,560,841
CVS Health Corp.	54,474	4,051,231
Elevance Health, Inc.	9,439	4,657,580
HCA Healthcare, Inc.	8,409	2,563,904
Henry Schein, Inc.(a)(b)	5,150	385,426
Humana, Inc.	3,574	1,351,187
Laboratory Corp. of America Holdings	3,606	801,614
McKesson Corp.	5,642	2,820,379
Molina Healthcare, Inc.(a)	817	291,212
Quest Diagnostics, Inc.	4,773	612,996
UnitedHealth Group, Inc.	23,188	11,866,227
Universal Health Services, Inc., Class B	2,499	396,866
		37,384,116
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	15,929	294,687
Ventas, Inc.	9,532	442,189
Welltower, Inc.	9,052	783,089
		1,519,965
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.(a)	583	2,044,855
Caesars Entertainment, Inc.(a)	4,523	198,424
Carnival Corp.(a)	40,374	669,401
Darden Restaurants, Inc.	2,730	443,843
Expedia Group, Inc.(a)	2,540	376,758
Marriott International, Inc., Class A	4,193	1,005,188
McDonald’s Corp.	19,141	5,602,954
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.(a)	4,484	$ 571,710
Starbucks Corp.	19,798	1,841,808
Vail Resorts, Inc.	672	149,184
		12,904,125
Household Durables — 0.7%
DR Horton, Inc.	13,004	1,858,402
Garmin Ltd.	3,615	431,956
Lennar Corp., Class A	10,566	1,583,315
Lennar Corp., Class B	496	68,820
NVR, Inc.(a)	130	919,788
PulteGroup, Inc.	9,149	956,619
		5,818,900
Household Products — 2.3%
Church & Dwight Co., Inc.	3,161	315,626
Clorox Co. (The)	2,985	433,571
Colgate-Palmolive Co.	34,923	2,940,517
Kimberly-Clark Corp.	8,636	1,044,697
Procter & Gamble Co. (The)	99,857	15,691,529
		20,425,940
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	28,422	474,079
Vistra Corp.	6,759	277,322
		751,401
Industrial Conglomerates — 1.1%
3M Co.	23,354	2,203,450
General Electric Co.	13,920	1,843,286
Honeywell International, Inc.	27,931	5,649,324
		9,696,060
Industrial REITs — 0.3%
Prologis, Inc.	24,275	3,075,400
Insurance — 3.1%
Aflac, Inc.	22,510	1,898,493
Allstate Corp. (The)	11,053	1,715,978
American Financial Group, Inc.	1,913	230,325
American International Group, Inc.	28,558	1,985,067
Aon PLC, Class A	4,941	1,474,543
Arch Capital Group Ltd.(a)	5,690	469,027
Arthur J. Gallagher & Co.	3,928	911,924
Chubb Ltd.	16,100	3,944,500
Cincinnati Financial Corp.	3,131	346,915
Everest Group Ltd.	947	364,567
Fidelity National Financial, Inc., Class A	11,039	552,281
Globe Life, Inc.	3,999	491,157
Hartford Financial Services Group, Inc. (The)	11,843	1,029,867
Loews Corp.	7,787	567,361
Markel Group, Inc.(a)	169	253,066
Marsh & McLennan Cos., Inc.	10,988	2,129,914
MetLife, Inc.	26,259	1,820,274
Principal Financial Group, Inc.	10,089	798,040
Progressive Corp. (The)	7,021	1,251,493
Prudential Financial, Inc.	15,251	1,600,287
Reinsurance Group of America, Inc.	2,696	468,807
RenaissanceRe Holdings Ltd.	884	202,286
Travelers Cos., Inc. (The)	6,007	1,269,639
Unum Group	8,161	394,503
W. R. Berkley Corp.	3,090	253,009
Willis Towers Watson PLC	2,209	544,077
		26,967,400

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(a)	96,089	$ 13,462,069
Alphabet, Inc., Class C, NVS(a)	80,777	11,454,179
Meta Platforms, Inc., Class A(a)	38,483	15,013,758
Snap, Inc., Class A, NVS(a)	17,287	274,690
		40,204,696
IT Services — 1.9%
Accenture PLC, Class A	19,897	7,240,120
Akamai Technologies, Inc.(a)	3,224	397,294
Cognizant Technology Solutions Corp., Class A	21,203	1,635,175
International Business Machines Corp.	38,687	7,105,255
		16,377,844
Life Sciences Tools & Services — 1.8%
Avantor, Inc.(a)(b)	27,320	628,087
Bio-Rad Laboratories, Inc., Class A(a)	516	165,579
Charles River Laboratories International, Inc.(a)	1,145	247,640
Danaher Corp.	28,615	6,865,025
Illumina, Inc.(a)	3,987	570,181
IQVIA Holdings, Inc.(a)	2,625	546,604
Revvity, Inc.	5,249	562,588
Thermo Fisher Scientific, Inc.	11,397	6,142,755
Waters Corp.(a)	923	293,246
		16,021,705
Machinery — 2.2%
AGCO Corp.	2,659	325,275
Caterpillar, Inc.	16,347	4,909,167
CNH Industrial NV	39,634	475,608
Cummins, Inc.	3,236	774,375
Deere & Co.	7,592	2,988,059
Dover Corp.	2,611	391,076
Fortive Corp.	6,004	469,393
Illinois Tool Works, Inc.	12,720	3,318,648
Otis Worldwide Corp.	6,170	545,675
PACCAR, Inc.	21,741	2,182,579
Parker-Hannifin Corp.	3,264	1,516,128
Pentair PLC	2,986	218,486
Snap-on, Inc.	1,298	376,329
Stanley Black & Decker, Inc.	6,504	606,823
Westinghouse Air Brake Technologies Corp.	2,416	317,873
		19,415,494
Media — 1.4%
Charter Communications, Inc., Class A(a)	4,279	1,586,268
Comcast Corp., Class A	170,136	7,918,129
Fox Corp., Class A, NVS	10,494	338,956
Fox Corp., Class B	5,518	165,595
Interpublic Group of Cos., Inc. (The)	16,280	537,077
Liberty Broadband Corp., Class A(a)	430	33,463
Liberty Broadband Corp., Class C, NVS(a)(b)	2,861	224,446
News Corp., Class A, NVS	16,095	396,581
News Corp., Class B	4,442	113,582
Omnicom Group, Inc.	8,123	734,157
Sirius XM Holdings, Inc.(b)	26,777	136,295
		12,184,549
Metals & Mining — 0.9%
Cleveland-Cliffs, Inc.(a)	21,387	428,809
Freeport-McMoRan, Inc.	60,635	2,406,603
Newmont Corp.	47,173	1,627,940
Nucor Corp.	10,363	1,937,156
Reliance Steel & Aluminum Co.	2,442	696,996
Security	Shares	Value
Metals & Mining (continued)
Southern Copper Corp.	3,649	$ 299,583
Steel Dynamics, Inc.	6,662	804,037
		8,201,124
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	21,226	407,327
Multi-Utilities — 1.1%
Ameren Corp.	7,021	488,451
CenterPoint Energy, Inc.	16,729	467,408
CMS Energy Corp.	8,771	501,350
Consolidated Edison, Inc.	14,586	1,325,867
Dominion Energy, Inc.	35,382	1,617,665
DTE Energy Co.	8,765	924,006
NiSource, Inc.	17,565	456,163
Public Service Enterprise Group, Inc.	12,945	750,681
Sempra	26,726	1,912,513
WEC Energy Group, Inc.	13,296	1,073,785
		9,517,889
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	4,375	528,937
Boston Properties, Inc.	6,661	442,957
		971,894
Oil, Gas & Consumable Fuels — 6.6%
Antero Resources Corp.(a)	12,066	269,554
APA Corp.	13,020	407,917
Cheniere Energy, Inc.	3,901	639,725
Chesapeake Energy Corp.	4,471	344,759
Chevron Corp.	75,164	11,081,428
ConocoPhillips	50,257	5,622,251
Coterra Energy, Inc.	14,355	357,152
Devon Energy Corp.	18,556	779,723
Diamondback Energy, Inc.	4,328	665,387
EOG Resources, Inc.	24,683	2,808,678
EQT Corp.	5,171	183,053
Exxon Mobil Corp.	169,167	17,392,059
Hess Corp.	8,537	1,199,705
HF Sinclair Corp.	6,402	361,649
Kinder Morgan, Inc.	83,078	1,405,680
Marathon Oil Corp.	24,888	568,691
Marathon Petroleum Corp.	10,682	1,768,939
Occidental Petroleum Corp.	28,068	1,615,875
ONEOK, Inc.	24,605	1,679,291
Ovintiv, Inc.	10,792	457,797
Phillips 66	18,633	2,688,928
Pioneer Natural Resources Co.	9,855	2,264,975
Targa Resources Corp.	4,204	357,172
Valero Energy Corp.	14,420	2,002,938
Williams Cos., Inc. (The)	51,607	1,788,699
		58,712,025
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,179	476,686
Southwest Airlines Co.	14,894	445,182
United Airlines Holdings, Inc.(a)	8,638	357,440
		1,279,308
Personal Care Products — 0.0%
Coty, Inc., Class A(a)	8,774	105,990
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	86,210	4,213,083
Jazz Pharmaceuticals PLC(a)	2,672	327,908
Johnson & Johnson	101,993	16,206,688

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	47,053	$ 5,683,061
Pfizer, Inc.	239,228	6,478,294
Royalty Pharma PLC, Class A	16,376	464,915
Viatris, Inc.	48,932	575,930
Zoetis, Inc., Class A	7,997	1,501,916
		35,451,795
Professional Services — 0.5%
Automatic Data Processing, Inc.	9,692	2,382,100
Booz Allen Hamilton Holding Corp., Class A	1,620	228,047
Jacobs Solutions, Inc.	2,015	271,562
KBR, Inc.	1,966	102,448
Leidos Holdings, Inc.	5,508	608,469
Robert Half, Inc.	3,162	251,506
SS&C Technologies Holdings, Inc.	9,158	558,821
TransUnion	2,980	206,186
		4,609,139
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	6,870	592,950
Zillow Group, Inc., Class A(a)	1,168	64,345
Zillow Group, Inc., Class C, NVS(a)(b)	3,610	205,192
		862,487
Residential REITs — 0.4%
American Homes 4 Rent, Class A	5,563	194,983
AvalonBay Communities, Inc.	3,400	608,634
Camden Property Trust	2,479	232,629
Equity LifeStyle Properties, Inc.	2,667	180,529
Equity Residential	10,342	622,485
Essex Property Trust, Inc.	1,428	333,110
Invitation Homes, Inc.	10,196	335,754
Mid-America Apartment Communities, Inc.	3,055	386,091
Sun Communities, Inc.	2,388	299,336
UDR, Inc.	6,860	247,097
		3,440,648
Retail REITs — 0.4%
Kimco Realty Corp.	28,417	574,023
Realty Income Corp.	20,064	1,091,281
Regency Centers Corp.	4,162	260,833
Simon Property Group, Inc.	13,840	1,918,362
		3,844,499
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.(a)	38,300	6,422,527
Analog Devices, Inc.	14,841	2,854,815
Applied Materials, Inc.	35,407	5,817,370
Broadcom, Inc.	12,217	14,416,060
Intel Corp.	178,625	7,695,165
KLA Corp.	3,527	2,095,179
Lam Research Corp.	5,580	4,604,449
Microchip Technology, Inc.	11,764	1,002,057
Micron Technology, Inc.	46,490	3,986,517
NXP Semiconductors NV	6,572	1,383,866
ON Semiconductor Corp.(a)	11,537	820,627
Qorvo, Inc.(a)	4,131	412,026
QUALCOMM, Inc.	47,156	7,003,137
Skyworks Solutions, Inc.	6,797	710,015
Teradyne, Inc.	3,218	310,827
Texas Instruments, Inc.	38,441	6,155,173
		65,689,810
Software — 0.7%
Gen Digital, Inc.	24,951	585,850
Security	Shares	Value
Software (continued)
Oracle Corp.	44,216	$ 4,938,927
Roper Technologies, Inc.	2,083	1,118,571
		6,643,348
Specialized REITs — 0.8%
American Tower Corp.	9,616	1,881,371
Crown Castle, Inc.	11,980	1,296,835
CubeSmart	5,368	232,005
Digital Realty Trust, Inc.	4,646	652,577
Extra Space Storage, Inc.	5,208	752,244
Gaming & Leisure Properties, Inc.	10,505	479,553
Iron Mountain, Inc.	6,858	463,052
VICI Properties, Inc.	20,745	624,839
Weyerhaeuser Co.	28,866	945,939
		7,328,415
Specialty Retail — 3.0%
AutoZone, Inc.(a)	529	1,461,167
Best Buy Co., Inc.	7,905	573,033
CarMax, Inc.(a)(b)	3,224	229,484
Home Depot, Inc. (The)	42,125	14,868,440
Lowe’s Cos., Inc.	18,176	3,868,580
O’Reilly Automotive, Inc.(a)	1,349	1,380,095
Penske Automotive Group, Inc.(b)	819	121,515
TJX Cos., Inc. (The)	27,741	2,632,898
Tractor Supply Co.	2,085	468,291
Ulta Beauty, Inc.(a)	931	467,409
Williams-Sonoma, Inc.	1,557	301,108
		26,372,020
Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies, Inc., Class C	9,864	817,528
Hewlett Packard Enterprise Co.	54,046	826,363
HP, Inc.	36,525	1,048,633
NetApp, Inc.	5,828	508,202
Seagate Technology Holdings PLC	8,852	758,439
Western Digital Corp.(a)	12,772	731,197
		4,690,362
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	17,583	1,785,202
Tobacco — 1.0%
Altria Group, Inc.	74,997	3,008,880
Philip Morris International, Inc.	65,707	5,969,481
		8,978,361
Trading Companies & Distributors — 0.3%
Ferguson PLC	8,598	1,615,220
United Rentals, Inc.	1,230	769,242
Watsco, Inc.	618	241,626
		2,626,088
Water Utilities — 0.1%
American Water Works Co., Inc.	3,657	453,541
Essential Utilities, Inc.	6,092	218,459
		672,000
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	12,494	2,014,408
Total Long-Term Investments — 99.7% (Cost: $750,550,928)		880,173,573

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)(e)	1,671,816	$ 1,672,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	1,262,902	1,262,902
Total Short-Term Securities — 0.4% (Cost: $2,934,470)		2,935,721
Total Investments — 100.1% (Cost: $753,485,398)		883,109,294
Liabilities in Excess of Other Assets — (0.1)%		(480,813)
Net Assets — 100.0%		$ 882,628,481
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,355,543	$ —	$ (683,772)(a)	$ 1,277	$ (229)	$ 1,672,819	1,671,816	$ 31,013(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,347,896	—	(1,084,994)(a)	—	—	1,262,902	1,262,902	70,087	—
BlackRock, Inc.	4,309,775	430,780	(697,282)	(36,742)	698,177	4,704,708	6,076	96,055	—
				$ (35,465)	$ 697,948	$ 7,640,429		$ 197,155	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	25	03/15/24	$ 2,045	$ 12,154
E-Mini S&P Communication Services Select Sector Index	2	03/15/24	200	4,979
				$ 17,133

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 880,173,573	$ —	$ —	$ 880,173,573
Short-Term Securities
Money Market Funds	2,935,721	—	—	2,935,721
	$ 883,109,294	$ —	$ —	$ 883,109,294
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 17,133	$ —	$ —	$ 17,133
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust